Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 40,248	$ 31,501	$ 26,940	$ 31,666	$ 24,453	$ 18,480	$ 16,155	$ 12,934	$ 10,710	$ 10,633	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 40,216	31,475	26,918	31,880	24,804	18,883	16,631	13,418	11,195	11,197	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 40,222	31,480	26,922	31,885	24,806	18,891	16,635	13,418	11,196	11,197	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 41,660	32,687	28,023	33,022	25,563	19,368	16,975	13,623	11,308	11,255	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 43,892	34,267	29,226	34,276	26,402	19,902	17,351	13,851	11,435	11,315	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 44,317	34,563	29,453	34,507	26,558	19,999	17,417	13,889	11,450	11,326	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 43,781	34,178	29,158	34,192	26,336	19,857	17,310	13,828	11,419	11,309	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	$ 35,692	$ 30,426	$ 34,546	$ 25,275	$ 19,467	$ 17,566	$ 14,299	$ 12,113	$ 11,608	$ 10,000